Summary of Significant Accounting Policies (Details) - Schedule of Calculation of Basic and Diluted Net Income (Loss) per Common Share - USD ($)		3 Months Ended		4 Months Ended	9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023
Class A Common Stock [Member]
Numerator:
Net income attributable to Class A common stock subject to possible redemption		$ 122,002			$ 65,899
Numerator:
Less: Net income (loss) attributable to Class A common stock subject to possible redemption		$ 122,002			$ 65,899
Common StockSubject to Possible Redemption [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic weighted average shares outstanding (in Shares)		3,260,870			1,098,901
Redeemable Common Stock [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic net income (loss) per share (in Dollars per share)		$ 0.04			$ 0.06
Non-redeemable Common Stock [Member]
Denominator: Weighted average Class A common stock subject to possible redemption
Basic weighted average shares outstanding (in Shares)	[1],[2]	2,532,609	1,250,000	1,055,046	2,510,989
Basic net income (loss) per share (in Dollars per share)		$ 0.04			$ 0.06
Numerator:
Net income (loss)		$ 216,757	$ (387)	$ (3,392)	$ 216,479
Net income (loss) attributable to non-redeemable common stock		$ 94,755	$ (387)	$ (3,392)	$ 150,580

[1]	Excludes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).